Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Disclosure Of Finance Lease And Operating Lease By Lessee Explanatory	Average Rate of Interest (%) 2021 2020 Lease liabilities - non-current 2.9 934 891 Current portion of lease liabilities 2.5 286 249 Total 1,220 1,140